Fair Value Measurements - Assets Measured at Fair Value on a Non-recurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral Dependent Loans	$ 923	$ 387
Other Real Estate	272	122
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral Dependent Loans	0	0
Other Real Estate	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral Dependent Loans	0	0
Other Real Estate	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral Dependent Loans	923	387
Other Real Estate	$ 272	$ 122